As filed with the U.S. Securities and Exchange Commission on February 6, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report

November 30, 2022

PSYK ETF
Ticker: PSYK

PSYK ETF

PSYK ETF

Letter to Shareholders
November 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the PSYK ETF (“PSYK” or the “Fund”). The information presented in this report relates to the operations of PSYK from commencement of operations on January 31, 2022 through November 30, 2022 (the “current fiscal period”).

The Fund seeks to track the performance, before fees and expenses, of the Enhanced Consciousness Index (the “Index”). The Index is a rules-based index that tracks the performance of a portfolio of companies that have business activity in the fields of psychedelic treatment used to address medical conditions in legal pharmacological applications under the applicable country’s laws. Psychedelic drugs are a group of substances that may be able to be used to change and enhance sensory perceptions, thought processes, and energy levels. If fewer than 25 psychedelic treatment companies qualify for inclusion in the Index, the Index will also include neurology biopharmaceuticals companies. Neurology biopharmaceuticals refer to any pharmaceutical drug product manufactured in, extracted from, or semi-synthesized from biological sources for the treatment of disorders and diseases involving the central and peripheral nervous systems. Neurology biopharmaceuticals companies may also include companies involved in the development of gene-based medicines for neurological diseases. The Index uses a natural language processing algorithm to review publicly available data to identify companies that have business activity in the fields of psychedelic treatment (or neurology biopharmaceuticals, if applicable).

After listing, the Fund traded roughly in line with widely recognized equity benchmarks. As we approach year end, the Fund is trading down from the highest levels, which were achieved in August. This performance is also in line with general equity market conditions, which have exhibited increased levels of volatility and negative performance. External factors, including persistent inflation and aggressive interest rate increases by the Fed are frequently cited challenges in the current environment.

The Fund had negative performance during the current fiscal period. The market price for PSYK decreased -10.20% and the Net Asset Value (“NAV”) decreased -10.51%, while the S&P 500® Index, a broad market index, decreased -8.36%, over the same period. The Fund’s Index returned negative -9.88%.

The Fund’s best performing positions were Mind Medicine MindMed, Inc. (+110.7%), Sarepta Therapeutics, Inc. (+65.4%) and Neurocrine Biosciences, Inc. (+60.4%) while the three worst long performers were VistaGen Therapeutics, Inc. (-91.5%), Zynerba Pharmaceuticals, Inc. (-79.9%), and Relmada Therapeutics, Inc. (-74.6%).

PSYK ETF

Letter to Shareholders
November 30, 2022 (Unaudited) (Continued)

The Fund began trading on January 31, 2022, and has 110,000 shares outstanding as of November 30, 2022.

We appreciate your investment in the PSYK ETF.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

One cannot invest directly in an index.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

The S&P® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to PSYK ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

PSYK ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns November 30, 2022	Since Inception (1/31/2022)
PSYK ETF — NAV	-10.51%
PSYK ETF — Market	-10.20%
Enhanced Consciousness Index(1)	-9.88%
S&P® 500® Index(1)(2)	-8.36%

This chart illustrates the performance of a hypothetical $10,000 investment made on January 31, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses prior to waivers as

PSYK ETF

Performance Summary
(Unaudited) (Continued)

stated in the fee table to the Fund’s prospectus dated January 25, 2022, is 0.90%. Effective January 25, 2022 the Adviser has contractually agreed to waive 0.15% of its adviser fee until at least January 25, 2023. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The S&P 500® Index is a broad based-unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

PSYK ETF

Portfolio Allocation
As of November 30, 2022 (Unaudited)

Sector	Percentage of Net Assets
Biotechnology (a)	66.5%
Pharmaceuticals (a)	31.5
Short-Term Investments	0.7
Healthcare-Services	0.2
Other Assets in Excess of Liabilities	1.1
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

PSYK ETF

Schedule of Investments
November 30, 2022

Shares	Security Description	Value
	COMMON STOCKS — 98.2%
	Biotechnology — 66.5% (a)
5,842	ACADIA Pharmaceuticals, Inc. (b)	$91,018
24,171	ATAI Life Sciences NV (b)	85,324
496	Biogen, Inc. (b)	151,364
590	Biohaven, Ltd. (b)	9,334
3,178	Denali Therapeutics, Inc. (b)	101,410
7,529	GH Research plc (b)	82,367
24,274	H Lundbeck AS (b)	88,746
23,923	H Lundbeck AS - Class A (b)	83,042
3,483	Intra-Cellular Therapies, Inc. (b)	188,848
6,620	Mind Medicine MindMed, Inc. (b)	16,881
7,352	Myriad Genetics, Inc. (b)	148,952
15,730	NRX Pharmaceuticals, Inc. (b)	22,651
4,078	Sage Therapeutics, Inc. (b)	167,361
812	Sarepta Therapeutics, Inc. (b)	99,722
24,810	Seelos Therapeutics, Inc. (b)	20,310
48,099	VistaGen Therapeutics, Inc. (b)	6,643
		1,363,973
	Healthcare-Services — 0.2%
1,219	AIkido Pharma, Inc. (b)	4,169

	Pharmaceuticals — 31.5% (a)
3,972	Alkermes plc (b)	98,426
6,188	Compass Pathways plc - ADR (b)	63,737
1,086	Jazz Pharmaceuticals plc (b)	170,404
378	Johnson & Johnson	67,284
939	Neurocrine Biosciences, Inc. (b)	119,309
4,748	Relmada Therapeutics, Inc. (b)	22,078
10,271	Tonix Pharmaceuticals Holding Corporation (b)	3,954
1,214	UCB SA	95,975
10,640	Zynerba Pharmaceuticals, Inc. (b)	5,717
		646,884
	TOTAL COMMON STOCKS (Cost $2,074,101)	2,015,026

The accompanying notes are an integral part of these financial statements.

PSYK ETF

Schedule of Investments
November 30, 2022 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.7%
13,982	First American Government Obligations Fund - Class X, 3.67% (c)	$13,982
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,982)	13,982
	TOTAL INVESTMENTS — 98.9% (Cost $2,088,083)	2,029,008
	Other Assets in Excess of Liabilities — 1.1%	22,411
	NET ASSETS — 100.0%	$2,051,419

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of November 30, 2022.

The accompanying notes are an integral part of these financial statements.

PSYK ETF

Statement of Assets and Liabilities
November 30, 2022

ASSETS
Investments in securities, at value (Cost $2,088,083)	$2,029,008
Dividends and interest receivable	469
Receivable for securities sold	23,144
Total assets	2,052,621

LIABILITIES
Management fees payable, net of waiver	1,202
Total liabilities	1,202

NET ASSETS	$2,051,419

Net Assets Consist of:
Paid-in capital	$2,136,541
Total distributable earnings (accumulated deficit)	(85,122)
Net assets	$2,051,419

Net Asset Value:
Net assets	$2,051,419
Shares outstanding ^	110,000
Net asset value, offering and redemption price per share	$18.65

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

PSYK ETF

Statement of Operations
For the Period Ended November 30, 2022(1)

INCOME
Dividends(2)	$1,106
Non-cash dividends	3,104
Interest	95
Total investment income	4,305

EXPENSES
Management fees	7,912
Total expenses	7,912
Less: fees waived (Note 3)	(1,318)
Total expenses	6,594

Net investment income (loss)	(2,289)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(23,691)
Foreign currency	(67)
Change in unrealized appreciation (depreciation) on:
Investments	(59,075)
Net realized and unrealized gain (loss) on investments	(82,833)
Net increase (decrease) in net assets resulting from operations	$(85,122)

(1)	The Fund commenced operations on January 31, 2022. The information presented is from January 31, 2022 to November 30, 2022.
(2)	Net of foreign withholding taxes of $166.

The accompanying notes are an integral part of these financial statements.

PSYK ETF

Statement of Changes in Net Assets

Period Ended November 30, 2022(1)
OPERATIONS
Net investment income (loss)	$(2,289)
Net realized gain (loss) on investments and foreign currency	(23,758)
Change in unrealized appreciation (depreciation) on investments	(59,075)
Net increase (decrease) in net assets resulting from operations	(85,122)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,136,541
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	2,136,541
Net increase (decrease) in net assets	$2,051,419

NET ASSETS
Beginning of period	$—
End of period	$2,051,419

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	110,000
Shares redeemed	—
Net increase (decrease)	110,000

(1)	The Fund commenced operations on January 31, 2022. The information presented is from January 31, 2022 to November 30, 2022.

The accompanying notes are an integral part of these financial statements.

PSYK ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended November 30, 2022(1)
Net asset value, beginning of period	$20.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.04)
Net realized and unrealized gain (loss) on investments (7)	(2.15)
Total from investment operations	(2.19)

Net asset value, end of period	$18.65

Total return	-10.51	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,051

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.90	%(4)
Expenses after fees waived	0.75	%(4)(5)
Net investment income (loss) before fees waived	-0.41	%(4)
Net investment income (loss) after fees waived	-0.26	%(4)(5)
Portfolio turnover rate (6)	46	%(3)

(1)	Commencement of operations on January 31, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The adviser has agreed to waive 15 basis points (0.15%) of its management fees for the Fund until at least January 25, 2023. See Note 3 in Notes to Financial Statements.
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

PSYK ETF

Notes to Financial Statements
November 30, 2022

NOTE 1 – ORGANIZATION

PSYK ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Enhanced Consciousness Index. The Fund commenced operations on January 31, 2022.

The end of the reporting period for the Fund is November 30, 2022, and the period covered by these Notes to Financial Statements is from January 31, 2022 through November 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

PSYK ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PSYK ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,015,026	$—	$—	$2,015,026
Short-Term Investments	13,982	—	—	13,982
Total Investments in Securities	$2,029,008	$—	$—	$2,029,008

^	See Schedule of Investments for breakout of investments by sector classifications.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

PSYK ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Continued)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

PSYK ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Continued)

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the current fiscal period, there were no permanent differences.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.90% based on the Fund’s average daily net assets with a fee waiver of 0.15% until at least January 25, 2023. This agreement may only be terminated before that date by or with the consent of the Fund’s Board of Trustees.

PSYK ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Continued)

The Adviser has entered into a licensing agreement with Elemental Advisors LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge. As part of the arrangement between the Adviser and the Index Provider, the Index Provider has agreed to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser’s minimum fee under the arrangement. In addition, the Index Provider assists with the development of the Fund and provides marketing support for the Fund, including distributing marketing materials related to the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $475,000 and $471,718, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations were $2,094,428, there were no transactions associated with redemptions.

PSYK ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at November 30, 2022 were as follows:

Tax cost of investments	$2,132,476
Gross tax unrealized appreciation	$206,574
Gross tax unrealized depreciation	(310,042)
Net tax unrealized appreciation (depreciation)	(103,468)
Undistributed ordinary income	18,346
Undistributed long-term capital gains	—
Other accumulated gain (loss)	—
Distributable earnings (accumulated deficit)	$(85,122)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended November 30, 2022, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of November 30, 2022, the Fund had no short-term or long-term capital loss carryforwards.

There were no distributions paid by the Fund during the fiscal period ended November 30, 2022.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement

PSYK ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Continued)

with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Non-Diversification Risk. Because the Fund is “non-diversified” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Sector Risk. To the extent that the Fund invests more heavily in particular sectors or regions of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

PSYK ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of PSYK ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PSYK ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from January 31, 2022 (commencement of operations) through November 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period from January 31, 2022 (commencement of operations) through November 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating

PSYK ETF

Report of Independent Registered Public Accounting Firm
(Continued)

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD.
Milwaukee Wisconsin
January 26, 2023

PSYK ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	56	Independent Trustee, Managed Portfolio Series (34 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	56	Independent Trustee, PPM Funds (2 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	56	None

PSYK ETF

Trustees and Officers
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Alyssa M. Bernard Born: 1988	Vice President	Indefinite term; since 2021	Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018–2021); Attorney, Waddell & Reed Financial, Inc. (2017–2018).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015).
Isabella K. Zoller Born: 1994	Secretary	Indefinite term; since 2021 (other roles since 2020)

Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018–2019); Law Student (2016–2019).

Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Officer, U.S. Bancorp Fund Services, LLC (since 2018; 2014-2017).
Vladimir V. Gurevich Born: 1983	Assistant Treasurer	Indefinite term; since 2022	Officer, U.S. Bancorp Fund Services, LLC (since 2021); Fund Administrator, UMB Fund Services, Inc. (2015 -2021).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.psyk-etf.com/.

PSYK ETF

Expense Example

For the Six-Months Ended November 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 1,019.60	$3.80
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.31	$3.80

(1)

The dollar amounts shown as expenses paid during the period is equal to the annualized net expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 183/365 to reflect the one-half year period.

PSYK ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended November 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 0%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended November 30, 2022 was 0%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://www.psyk-etf.com/. The Fund’s portfolio holdings are posted on its website at https://www.psyk-etf.com/ daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.psyk-etf.com/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

PSYK ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.psyk-etf.com/.

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Adviser

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 400
Oklahoma City, Oklahoma 73120

Index Provider

Elemental Advisors LLC
1330 Main Street, Unit 4
Sarasota, Florida 34236

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

PSYK ETF

Symbol – PSYK
CUSIP – 26922B857

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2022	FYE 11/30/2021
Audit Fees	$14,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,500	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2022	FYE 11/30/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser).

Non-Audit Related Fees	FYE 11/30/2022	FYE 11/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	February 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	February 2, 2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	February 2, 2023

* Print the name and title of each signing officer under his or her signature.